Licensed Copyrights, Net (Tables)	12 Months Ended
Dec. 31, 2025
Licensed Copyrights [Abstract]
Summary of Licensed Copyrights

	As of December 31, 2024
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Licensed copyrights
—Broadcasting rights	46,579	(39,059)	(201)	7,319
—Sublicensing rights	8,338	(8,338)	—	—

	54,917	(47,397)	(201)	7,319

Less: current portion:
—Broadcasting rights	7,601	(7,203)	(9)	389
—Sublicensing rights	8,338	(8,338)	—	—

	15,939	(15,541)	(9)	389

Licensed copyrights—non-current
—Broadcasting rights	38,978	(31,856)	(192)	6,930
—Sublicensing rights	—	—	—	—

	38,978	(31,856)	(192)	6,930

	As of December 31, 2025
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Licensed copyrights
—Broadcasting rights	46,814	(40,222)	(182)	6,411	917
—Sublicensing rights	8,273	(8,273)	—	—	—

	55,087	(48,495)	(182)	6,411	917

Less: current portion:
—Broadcasting rights	7,788	(7,331)	(9)	448	64
—Sublicensing rights	8,273	(8,273)	—	—	—

	16,061	(15,604)	(9)	448	64

Licensed copyrights—non-current
—Broadcasting rights	39,026	(32,891)	(173)	5,963	853
—Sublicensing rights	—	—	—	—	—

	39,026	(32,891)	(173)	5,963	853

Summary of Estimated Future Amortisation Expenses For Licensed Copyrights
Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follow:

	RMB	US$

	(In millions)
Within 1 year	2,584	370
Between 1 and 2 years	1,389	199
Between 2 and 3 years	919	131